Statement of Material Accounting Policies (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of Material Accounting Policies [Abstract]
Total profit or loss for the year	$ 53,316,618	$ 6,033,416	$ 16,988,681
Net cash outflows from operating and investing activities	$ 28,312,331